EQUITY AND LONG-TERM INCENTIVE PLANS, Long-term Incentive Plans (Details) - USD ($) $ in Thousands		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 21, 2016	Jun. 20, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Carry Unit Awards
Long-Term Incentive Plans [Abstract]
Awards authorized (in shares)			259,442,785	259,442,785
Carry Unit Awards | Affiliates
Long-Term Incentive Plans [Abstract]
Granted (in shares)			11,300,000	55,100,000
Carry Unit Awards | Second Anniversary
Long-Term Incentive Plans [Abstract]
Award vesting percentage	50.00%		50.00%	50.00%
Carry Unit Awards | Third Anniversary
Long-Term Incentive Plans [Abstract]
Award vesting percentage	25.00%		25.00%	25.00%
Carry Unit Awards | Fourth Anniversary
Long-Term Incentive Plans [Abstract]
Award vesting percentage	25.00%		25.00%	25.00%
Employee | Carry Unit Awards
Long-Term Incentive Plans [Abstract]
Granted (in shares)			215,295,834	147,700,000
Cablevision Systems Corporation Cash Incentive Plan | Carry Unit Awards
Long-Term Incentive Plans [Abstract]
Awards authorized (in shares)	259,442,785
Cablevision Systems Corporation Cash Incentive Plan | Employee | Carry Unit Awards
Long-Term Incentive Plans [Abstract]
Granted (in shares)	102,500,000
Cablevision Systems Corporation Cash Incentive Plan | Employee | Carry Unit Awards | Affiliates
Long-Term Incentive Plans [Abstract]
Granted (in shares)	100,300,000
Cablevision Systems Corporation And Subsidiaries
Long-Term Incentive Plans [Abstract]
Award vesting percentage		100.00%
Cablevision Systems Corporation And Subsidiaries | Cablevision Systems Corporation Cash Incentive Plan
Long-Term Incentive Plans [Abstract]
Long-term incentive awards compensation expense		$ 9,169			$ 27,170	$ 43,892